Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
Massachusetts (98.4%)
	Andover MA GO	4.000%	11/15/31	535	606
	Andover MA GO	4.000%	11/15/32	545	617
	Andover MA GO	4.000%	11/15/33	560	635
	Andover MA GO	4.000%	11/15/34	455	515
	Andover MA GO	4.000%	11/15/35	465	525
	Andover MA GO	4.000%	11/15/43	1,810	2,038
	Andover MA GO	4.000%	11/15/48	1,650	1,857
	Arlington MA GO	3.000%	9/1/34	2,155	2,280
	Ashland MA GO	2.250%	5/15/51	1,930	1,639
	Attleboro MA GO	3.000%	2/15/32	605	632
	Attleboro MA GO	4.000%	2/15/49	4,000	4,375
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	492
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	528
[1,2]	Billerica MA GO TOB VRDO	0.130%	3/1/22	2,195	2,195
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	103
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/43	1,025	1,135
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	7/15/44	665	736
	Boston MA GO	5.000%	5/1/27	10	12
	Boston MA GO, Prere.	4.000%	3/1/23	1,200	1,237
	Bourne MA GO	4.000%	11/15/30	530	587
	Bourne MA GO	4.000%	11/15/32	665	735
	Bourne MA GO	4.000%	11/15/34	805	889
	Bourne MA GO	4.000%	11/15/35	805	888
	Braintree MA GO	3.000%	6/1/33	1,865	1,971
	Braintree MA GO	3.000%	6/1/34	1,910	2,006
	Braintree MA GO	3.000%	6/1/36	1,790	1,855
	Braintree MA GO	3.000%	6/1/37	395	408
	Burlington MA GO	2.750%	1/15/41	600	601
	Burlington MA GO	2.750%	1/15/42	620	618
	Burlington MA GO	2.750%	1/15/43	635	632
	Burlington MA GO	2.750%	1/15/44	655	649
	Burlington MA GO	2.750%	1/15/46	1,360	1,325
	Burlington MA GO	2.750%	1/15/50	2,565	2,448
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	547
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	2,060	2,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/33	1,665	1,874
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/34	2,235	2,514
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,180
	Central Berkshire MA Regional School District GO	3.000%	6/1/33	1,210	1,267
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	1,041
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,327
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,157
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	639
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,404
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,739
	Commonwealth of Massachusetts GO	5.000%	7/1/30	570	652
[3]	Commonwealth of Massachusetts GO	5.500%	8/1/30	7,035	9,000
	Commonwealth of Massachusetts GO	5.000%	1/1/32	1,890	2,237
	Commonwealth of Massachusetts GO	4.000%	3/1/32	7,650	8,864
	Commonwealth of Massachusetts GO	5.000%	7/1/32	4,480	5,011
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,460	3,947
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,275	6,014
	Commonwealth of Massachusetts GO	5.000%	3/1/34	2,310	2,477
	Commonwealth of Massachusetts GO	4.500%	7/1/34	16,295	17,789
	Commonwealth of Massachusetts GO	5.000%	7/1/34	5,295	6,034
	Commonwealth of Massachusetts GO	4.000%	9/1/34	3,000	3,303
	Commonwealth of Massachusetts GO	5.000%	12/1/34	13,045	15,029
	Commonwealth of Massachusetts GO	4.000%	4/1/35	5,520	5,905
	Commonwealth of Massachusetts GO	3.000%	7/1/35	3,000	3,116
	Commonwealth of Massachusetts GO	5.000%	7/1/35	4,100	4,587
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,694
	Commonwealth of Massachusetts GO	3.000%	9/1/35	10,000	10,433
	Commonwealth of Massachusetts GO	3.000%	11/1/35	2,875	2,952
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	6,159
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,000	1,037
	Commonwealth of Massachusetts GO	3.500%	5/1/36	3,550	3,622
	Commonwealth of Massachusetts GO	3.000%	9/1/36	10,000	10,378
	Commonwealth of Massachusetts GO	5.000%	12/1/36	3,070	3,533
	Commonwealth of Massachusetts GO	5.000%	7/1/37	500	559
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,419
	Commonwealth of Massachusetts GO	5.000%	7/1/38	5,015	5,700
	Commonwealth of Massachusetts GO	5.000%	12/1/38	11,070	12,722
	Commonwealth of Massachusetts GO	5.000%	5/1/39	200	242
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	6,625
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,308
	Commonwealth of Massachusetts GO	4.000%	12/1/39	500	551
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	5,601
	Commonwealth of Massachusetts GO	5.000%	7/1/40	8,085	9,034
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,700
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,040	1,218
	Commonwealth of Massachusetts GO	5.000%	3/1/41	8,000	8,565
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,000	1,075
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	4,554
	Commonwealth of Massachusetts GO	4.000%	4/1/42	100	107
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,993
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,502
	Commonwealth of Massachusetts GO	4.000%	9/1/42	2,830	3,095
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	2,176
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,680	4,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	2/1/43	6,250	6,869
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,365
	Commonwealth of Massachusetts GO	4.000%	2/1/44	6,140	6,740
	Commonwealth of Massachusetts GO	5.000%	11/1/44	5,000	5,847
	Commonwealth of Massachusetts GO	4.000%	12/1/44	8,350	9,152
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,100	2,346
	Commonwealth of Massachusetts GO	5.000%	7/1/45	4,500	5,472
	Commonwealth of Massachusetts GO	5.000%	11/1/45	10,825	12,648
	Commonwealth of Massachusetts GO	4.000%	12/1/45	8,520	9,315
	Commonwealth of Massachusetts GO	4.000%	2/1/46	5,000	5,475
	Commonwealth of Massachusetts GO	5.000%	3/1/46	4,905	5,251
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,385	2,530
	Commonwealth of Massachusetts GO	4.000%	2/1/47	2,000	2,188
	Commonwealth of Massachusetts GO	3.000%	3/1/47	15,180	15,132
	Commonwealth of Massachusetts GO	5.000%	4/1/47	5,710	6,564
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	5,227
	Commonwealth of Massachusetts GO	3.000%	3/1/48	5,075	5,028
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,765	17,881
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	9,282
	Commonwealth of Massachusetts GO	5.000%	1/1/49	13,255	15,687
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	1,243
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,990	6,923
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	2,336
	Commonwealth of Massachusetts GO	2.000%	4/1/50	16,510	13,116
	Commonwealth of Massachusetts GO	5.000%	11/1/50	2,500	3,042
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	7,475
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	12,348
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	362
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	3,470	4,151
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	1,110	1,385
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	20,830	27,119
	Commonwealth of Massachusetts Transportation Fund	5.000%	6/1/41	5,000	6,226
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	1,515	1,635
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	2,000	2,158
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/34	3,375	3,638
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	10,669
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,805	8,855
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	9,273
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	15,000	17,385
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	12,106
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	1,000	1,169
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/45	4,000	4,352
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,100	10,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	2,780	3,210
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	6,010	7,028
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	31,498
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	15,520	17,415
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Accelerated Bridge Program)	5.000%	6/1/44	3,260	3,505
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	11,840	13,120
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	7,300	7,796
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	5,640	6,232
	Dedham MA GO	3.000%	6/1/32	890	952
	Dedham MA GO	3.000%	6/1/33	890	948
	Dedham MA GO	3.000%	6/1/34	890	947
	Dedham MA GO	3.000%	6/1/35	880	932
	Dedham MA GO	3.000%	6/1/36	880	928
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	3,151
	Douglas MA GO	4.000%	2/15/30	1,170	1,279
	Douglas MA GO	4.000%	2/15/31	815	889
	Douglas MA GO	4.000%	2/15/32	1,220	1,329
	Easthampton MA GO	4.000%	6/1/30	2,130	2,388
	Easthampton MA GO	3.000%	6/1/37	1,190	1,223
	Easthampton MA GO	3.000%	6/1/38	1,895	1,935
	Easthampton MA GO	3.000%	6/1/39	70	71
	Easton MA GO	2.125%	10/15/38	1,155	1,051
	Easton MA GO	2.250%	10/15/40	810	741
	Easton MA GO	2.250%	10/15/41	615	558
	Fall River MA GO	3.000%	12/1/36	2,265	2,344
	Fall River MA GO	3.000%	12/1/37	2,335	2,409
	Framingham MA GO	4.000%	12/1/33	1,015	1,144
	Framingham MA GO	2.000%	12/15/39	1,215	1,089
	Framingham MA GO	2.000%	12/15/40	1,235	1,098
	Framingham MA GO	2.000%	12/15/41	1,245	1,096
[5]	Gardner MA GO	2.000%	8/1/39	1,230	1,100
[5]	Gardner MA GO	2.125%	8/1/46	1,160	980
	Gloucester MA GO	2.000%	9/15/40	855	761
	Gloucester MA GO	2.125%	9/15/42	885	786
	Gloucester MA GO	2.125%	9/15/43	655	577
	Harvard MA GO	3.000%	8/15/33	1,265	1,339
	Harvard MA GO	3.000%	8/15/35	1,260	1,327
	Lawrence MA GO	4.000%	2/1/35	2,390	2,756
[6]	Leominster MA GO	4.000%	3/1/34	400	461
[6]	Leominster MA GO	4.000%	3/1/36	675	768
[6]	Leominster MA GO	3.000%	3/1/52	4,000	3,898
	Lexington MA GO	3.625%	2/1/49	450	480
	Lincoln MA GO	3.125%	3/1/37	1,880	1,979
	Lincoln MA GO	3.250%	3/1/40	1,150	1,213
	Longmeadow MA GO	5.000%	5/15/30	1,420	1,702
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,481
	Longmeadow MA GO	3.250%	4/1/35	1,105	1,144

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lowell MA GO	4.000%	9/1/30	1,935	2,217
Lowell MA GO	3.000%	9/1/33	2,170	2,278
Lowell MA GO	3.000%	9/1/34	2,215	2,309
Lowell MA GO	2.125%	9/1/42	1,040	924
Lowell MA GO	2.125%	9/1/43	895	780
Ludlow MA GO	4.000%	2/1/29	825	919
Ludlow MA GO	4.000%	2/1/30	855	953
Ludlow MA GO	4.000%	2/1/31	685	762
Ludlow MA GO	3.000%	2/1/34	220	227
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32	2,870	3,115
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	3,000	4,044
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,830
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,251
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,980	2,145
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,484
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	421
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,221
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,525	1,689
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	6,184
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	4,080
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,810
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,580
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,949
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,650	3,075
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	9,046
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,344
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,000	5,804
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	3,815	4,428
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	17,440	20,614
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,000	15,848
Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.200%	3/2/22	14,260	14,260
Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,500	2,631
Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue, Prere.	5.000%	7/1/23	2,030	2,136
Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,615	5,607
Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,689
Massachusetts Clean Water Trust Water Revenue	5.000%	8/1/31	1,790	2,155
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/32	3,000	3,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	4,495	5,594
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	3,161
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	475	521
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/45	3,385	3,606
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/47	225	247
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL-MWRA Program)	5.750%	8/1/29	190	191
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,815
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,352
	Massachusetts Development Finance Agency	5.000%	6/1/29	1,945	2,240
	Massachusetts Development Finance Agency	5.000%	6/1/30	1,020	1,186
	Massachusetts Development Finance Agency	4.000%	10/1/34	350	414
	Massachusetts Development Finance Agency	4.000%	6/1/35	2,300	2,465
	Massachusetts Development Finance Agency	4.000%	10/1/35	350	412
	Massachusetts Development Finance Agency	4.000%	10/1/36	375	441
	Massachusetts Development Finance Agency	4.000%	10/1/37	400	469
	Massachusetts Development Finance Agency	4.000%	10/1/38	700	819
	Massachusetts Development Finance Agency	4.000%	10/1/39	400	466
	Massachusetts Development Finance Agency	4.000%	10/1/40	435	506
	Massachusetts Development Finance Agency	4.000%	10/1/41	450	522
	Massachusetts Development Finance Agency	4.000%	10/1/44	945	1,089
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,374
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,768
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	325	329
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	910	937
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,250	1,312
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	675	708
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	1,049
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	27
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	895	937
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	108
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	699
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,806
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	289
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	248
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,334
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	61
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,378
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	620
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,349
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	115
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,452
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	892
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,784
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	2,038
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	295
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,834
	Massachusetts Development Finance Agency College & University Revenue	5.500%	10/1/28	1,000	1,058
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,745
[3]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,697
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,429
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,090	1,285
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	598
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,419
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	2,008
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	46
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	243
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	3,500	3,998
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,020	1,202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	665	794
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	843
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	845
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	562
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	400	444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,443
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	715
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,711
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/32	950	1,016
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	333
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,110	1,441
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	300	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	571
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,840
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,428
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	876
	Massachusetts Development Finance Agency College & University Revenue	5.125%	10/1/33	2,000	2,098
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	785
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,149
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,276
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,729
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	584
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,395	1,793
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,500	1,870
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,138
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	35	38
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,145
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,468
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	548
[6]	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,500	1,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,791
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	664
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	1,000	1,246
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	716
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,000	1,143
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	2,061
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,482
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	560	637
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	565
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,460	7,194
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,420	2,665
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	5,372
	Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	21
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,402
[6]	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,471
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	450	502
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	809
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	703
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,941
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	3,370
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	1,137
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	4,075	4,265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	395
	Massachusetts Development Finance Agency College & University Revenue	5.000%	8/15/38	1,045	1,159
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	2,195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	6,110	6,499
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	125	134
	Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	2,035
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,850	3,013
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	330

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	834
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	4,000	4,535
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,999
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	3,235	3,394
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	164
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,665
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	1,133
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	250	283
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	17,345	23,510
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	1,150	1,253
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	5,636
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,725	8,335
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,000	1,061
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	342
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	1,700	1,911
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	8,153
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	500	555
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	3,297
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	8,905	9,911
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/43	3,700	3,928
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	500	534
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	3,168
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,175	2,336
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,000	1,101
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/45	680	732
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	103
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,824
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,000	2,326
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/46	2,685	3,052
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	3,005	3,294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,250	4,699
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,330	10,305
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,500	9,382
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	11,134
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	5,000	5,277
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/49	1,770	1,793
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	3,600	3,769
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,500	3,596
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	7,740	11,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/50	2,650	2,701
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	960
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	7,484
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	7,500	10,724
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	745	775
[7]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	7,911
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	14,965	17,518
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	4,350
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	7,500	8,017
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/24	80	86
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	303
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	7/1/22	2,435	2,470
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.250%	7/1/22	3,650	3,706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	410	419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,950	2,010
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	705	740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	443
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	1,064
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,631
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	225	245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,833
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	515
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,260	1,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,510	2,857
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	1,175	1,190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,830
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	2,151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,420	1,611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,519
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	335	360
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	550	625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,489
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,376
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,555	2,585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,000	6,880
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	445	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,517
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	2,073
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,520	4,162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,855
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	160	190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	328
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,140
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	120	136
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	916
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,723
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	190
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	270	300
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	760
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,000	3,397
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,366
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,976
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	543
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,575	1,942
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,119
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	310	351
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	500	565
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	759
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	164
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	210	252
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	374
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	33
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.250%	7/1/35	200	207
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,831
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	249
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	550	651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	9,970	10,739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	310	352
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	249
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	4,800	5,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,250	1,406
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,305	1,471
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	7,536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	435
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	2,064
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,470	1,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	3,000	3,415
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,123
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	385	450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	6,671
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,223
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	2,076
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	6,610	7,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	800	933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	328
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,759
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	2,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,090	2,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	478
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	14,579
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	807
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	2,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,425	2,755
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	7,760	8,827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	525
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,830	6,068
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	6,555	7,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	16,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	17,535	19,295
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15	16
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	12,520	13,143
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,300	1,493
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,125	2,462
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	250	264
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,775	4,170
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	12,270	13,495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	8,490
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	4,250	4,362
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,455	6,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	2,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,335	6,052
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	1,337
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	4,435	4,967
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	320	363
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,340	6,822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	2,154
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	7,265	8,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	5,237
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	11,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	18,945	20,881
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	5,325	6,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	106
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	11,730	13,644
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	12,200	13,034

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	2,995	3,038
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,215	2,360
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/23	2,190	2,281
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,106
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,500	1,580
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	10	11
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/23	5,130	5,487
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	2,440	2,667
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	4,250	4,645
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/32	500	531
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/33	320	337
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	345	364
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/34	315	332
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	5.000%	5/1/35	5,210	5,759
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/37	825	861
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	1,015	1,049
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/39	840	868
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue	3.000%	5/1/49	4,320	4,310
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,200	1,342
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,200	1,341
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,240	1,383
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,500	1,671
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	900	1,002
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/34	2,170	2,416
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	3,215	3,562
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	517
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,751
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	8,006
Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/22	90	92
Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	210
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	231
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	257
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	599
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	289
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	304
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	285	344
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,279
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,679
[7]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,354
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,689
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,121
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	294
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	480	535
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,903
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,963
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/36	1,000	1,139
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	268
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	8,005	8,850
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	833
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,846
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	549
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,858
	Massachusetts Development Finance Agency Private Schools Revenue, Prere.	5.000%	9/1/23	8,295	8,784
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/34	1,040	1,156
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	2,000	2,221
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,010	4,410
[1,2]	Massachusetts GO TOB VRDO	0.200%	3/3/22	6,300	6,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	165	223
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	1,785	2,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.200%	3/2/22	8,600	8,600
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.200%	3/2/22	13,900	13,900
[2]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.190%	3/3/22	3,700	3,700
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.070%	3/1/22	39,255	39,255
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	483
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	2,615	2,479
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	270	279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	526
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/43	230	234
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/43	750	773
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	1,015
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	240	244
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	265	272
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	12/1/45	1,505	1,571
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,225	3,392
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,875	2,001
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,965	3,010
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	1,028
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/52	4,490	4,715
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	5,061
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	1,074
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	850	851
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.200%	3/3/22	8,800	8,800
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	827
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	753
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	695
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,220
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	866
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	691

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,150
Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,148
Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/46	2,500	2,836
Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/51	2,500	2,813
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/29	100	114
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	3,885	4,196
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,505	1,671
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,259
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	630
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,060	1,207
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,322
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	1,070
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,256
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	753
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	877
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	840
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	6,850	7,595
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	626
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	769
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	624
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	9,605	10,352
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	2,215	2,453
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	5,355
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	8,190	9,844
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,800	1,826
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,650	4,718
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/30	4,700	5,428
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,230	1,371
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/31	7,855	9,058
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	4,055	4,392

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	2,885	3,197
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	7,160	8,250
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,300	6,971
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,879
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/36	3,680	4,239
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	5,470	6,087
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	7,155	8,221
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/42	3,415	3,818
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,934
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/45	2,650	2,976
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	1,000	1,097
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,210	3,676
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	19,660	23,409
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	6,084
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	12,000	11,950
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	1,460	1,775
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	750	805
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	5,000	5,659
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	11/15/25	180	204
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	830
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	970
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/32	3,435	3,857
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	754
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/34	500	643
Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/35	1,060	1,360
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,222
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	665
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	860
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,220
Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	500	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,214
[7]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	3,475	4,868
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,947
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	692
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	1,098
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	500	576
	Massachusetts State College Building Authority College & University Revenue	3.000%	5/1/42	30	30
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	1,123
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,759
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	3,157
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	10,010	12,171
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	560	673
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,573
	Massachusetts Water Resources Authority	5.000%	8/1/38	1,000	1,266
	Massachusetts Water Resources Authority	5.000%	8/1/39	1,350	1,705
	Massachusetts Water Resources Authority	5.000%	8/1/40	1,500	1,891
	Massachusetts Water Resources Authority	5.000%	8/1/41	800	1,007
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	6,375	8,615
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	11,144
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	7,340	8,095
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	2,162
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,866
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	9,404
	Massachusetts Water Resources Authority Water Revenue VRDO	0.200%	3/3/22	15,160	15,160
	Massachusetts Water Resources Authority Water Revenue, Prere.	4.000%	8/1/24	1,415	1,509
	Massachusetts Water Resources Authority Water Revenue, Prere.	4.000%	8/1/24	1,715	1,829
	Massachusetts Water Resources Authority Water Revenue, Prere.	4.000%	8/1/24	915	976
	Massachusetts Water Resources Authority Water Revenue, Prere.	4.000%	8/1/24	6,950	7,411
[9]	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/24	8,000	8,720
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	6,000	6,918
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	9,635	11,109
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	4,230	4,877
	Medford MA GO	3.000%	7/15/30	755	810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medford MA GO	3.000%	7/15/31	780	832
	Medford MA GO	3.000%	7/15/32	810	858
	Medford MA GO	3.000%	7/15/33	830	878
	Medford MA GO	3.000%	7/15/34	860	904
	Medford MA GO	3.000%	7/15/35	885	923
	Medford MA GO	3.000%	7/15/36	910	943
	Middleborough MA GO	2.000%	10/1/39	1,450	1,301
	Middleborough MA GO	2.000%	10/1/40	1,450	1,292
	Middleborough MA GO	2.000%	10/1/41	1,450	1,272
	Middleborough MA GO	2.250%	10/1/45	5,800	5,074
	Middleborough MA GO	2.350%	10/1/49	5,050	4,366
	Middleton MA GO	2.125%	12/15/42	2,635	2,337
	Milford MA GO	2.250%	12/1/44	6,600	5,843
	Milford MA GO	2.125%	12/1/48	6,200	5,175
	Milford MA GO	2.500%	12/1/51	5,335	4,724
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/34	250	277
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	19
	Minuteman Regional Vocational Technical School District GO	4.000%	10/15/48	4,055	4,475
	Nantucket MA GO	4.000%	7/15/34	1,045	1,177
	Nantucket MA GO	4.000%	7/15/35	1,085	1,220
	Natick MA GO	4.000%	7/15/30	4,580	5,163
	Natick MA GO	4.000%	7/15/31	4,760	5,365
	Natick MA GO	4.000%	7/15/32	4,890	5,513
	Needham MA GO	4.000%	8/1/30	1,170	1,341
	Needham MA GO	3.000%	7/15/35	765	799
	New Bedford MA GO	3.000%	3/1/34	335	348
	New Bedford MA GO	3.000%	3/1/35	395	409
	New Bedford MA GO	3.000%	3/1/37	235	242
	New Bedford MA GO	2.250%	9/1/43	825	737
	New Bedford MA GO	3.250%	3/1/44	885	900
	Newton MA GO	3.000%	4/1/33	3,440	3,585
[6]	Orange MA GO	3.000%	6/1/51	2,795	2,709
	Plymouth MA GO	3.000%	5/1/32	1,625	1,746
	Plymouth MA GO	3.000%	5/1/33	2,020	2,168
	Plymouth MA GO	3.250%	5/1/34	460	487
	Quincy MA GO	4.000%	6/1/31	1,235	1,439
[6]	Quincy MA GO	5.000%	6/1/31	300	380
	Quincy MA GO	4.000%	1/15/32	1,425	1,643
	Quincy MA GO	3.000%	6/1/32	1,285	1,376
[6]	Quincy MA GO	5.000%	6/1/32	275	353
	Quincy MA GO	3.000%	6/1/33	1,330	1,413
[6]	Quincy MA GO	5.000%	6/1/33	400	511
	Quincy MA GO	3.000%	6/1/34	1,360	1,433
[6]	Quincy MA GO	5.000%	6/1/34	600	764
[6]	Quincy MA GO	5.000%	6/1/35	1,000	1,268
[6]	Quincy MA GO	5.000%	6/1/36	750	950
[6]	Quincy MA GO	4.000%	6/1/37	500	579
[6]	Quincy MA GO	4.000%	6/1/38	500	578
[6]	Quincy MA GO	4.000%	6/1/39	500	577
[6]	Quincy MA GO	4.000%	6/1/40	750	864
[6]	Quincy MA GO	4.000%	6/1/41	260	299
[6]	Quincy MA GO	4.000%	6/1/42	390	447
	Quincy MA GO	2.000%	6/1/46	5,155	4,247
[6]	Quincy MA GO	5.000%	6/1/47	1,000	1,414
[6]	Quincy MA GO	5.000%	6/1/50	2,000	2,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Randolph MA GO	3.125%	9/15/32	1,065	1,124
	Randolph MA GO	3.125%	9/15/33	1,350	1,416
	Randolph MA GO	3.375%	9/15/35	830	873
	Randolph MA GO	3.375%	9/15/36	785	821
	Rowley MA GO	3.500%	7/15/43	1,625	1,724
	Salem MA GO	3.000%	9/15/34	620	647
	Salem MA GO	3.000%	9/15/35	585	607
	Salem MA GO	3.000%	9/15/36	605	624
	Saugus MA GO	3.000%	9/15/31	930	993
	Saugus MA GO	3.000%	9/15/32	800	848
	Saugus MA GO	3.000%	9/15/33	980	1,038
	Saugus MA GO	3.000%	9/15/35	135	141
	Saugus MA GO	3.000%	9/15/36	1,500	1,556
	Sharon MA GO	4.000%	2/15/31	5,875	6,748
	Sharon MA GO	3.000%	2/15/32	2,040	2,164
	Somerville MA GO	4.000%	6/1/31	730	857
	Somerville MA GO	3.000%	6/1/32	1,050	1,131
	Somerville MA GO	3.000%	6/1/33	750	805
	Somerville MA GO	2.000%	6/1/40	1,755	1,555
	Springfield MA GO	5.000%	3/1/30	905	1,076
	Springfield MA GO	4.000%	3/1/31	1,250	1,413
	Springfield MA GO	4.000%	3/1/32	1,285	1,450
	Springfield MA GO	4.000%	3/1/44	2,950	3,235
[5]	Springfield MA GO	3.500%	3/1/47	210	220
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	172
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/31	345	392
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	369
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	397
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	453
	Stoneham MA GO	2.500%	1/15/52	1,960	1,753
	Stoughton MA GO	4.000%	10/15/31	3,865	4,352
	Stoughton MA GO	3.000%	10/15/32	1,920	2,028
	Stoughton MA GO	3.000%	10/15/35	370	386
	Taunton MA GO	4.000%	8/15/31	915	1,045
	Taunton MA GO	4.000%	8/15/33	775	883
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,852
	Tewksbury MA GO	3.000%	6/1/35	2,720	2,819
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/30	2,250	2,851
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	2,595	2,913
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/31	3,000	3,818
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/32	4,065	4,560
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	5,085	6,278
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,355
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	6,322
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,738
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	4,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,462
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	5,745	6,253
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	10,180	11,364
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	6,035	6,496
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	5,000	5,911
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,350	10,087
	West Springfield MA GO	2.000%	5/15/37	840	771
	West Springfield MA GO	2.000%	5/15/38	840	763
	West Springfield MA GO	2.000%	5/15/39	835	749
	West Springfield MA GO	2.000%	5/15/40	835	742
	West Springfield MA GO	2.000%	5/15/41	835	733
	West Springfield MA GO	2.125%	5/15/42	705	627
	West Springfield MA GO	2.125%	5/15/43	705	617
	West Springfield MA GO	2.250%	5/15/46	2,115	1,836
	Weymouth MA GO	2.000%	9/15/40	505	449
	Weymouth MA GO	2.000%	9/15/45	2,355	1,958
	Weymouth MA GO	2.250%	9/15/50	5,000	4,206
	Worcester MA GO	4.000%	1/15/32	2,365	2,572
	Worcester MA GO	3.000%	2/1/32	230	242
	Worcester MA GO	4.000%	1/15/33	2,190	2,381
	Worcester MA GO	3.000%	2/1/33	2,155	2,254
[5]	Worcester MA GO	4.000%	2/1/33	4,900	5,626
[5]	Worcester MA GO	2.000%	2/15/43	300	255
	Worcester MA GO	2.000%	2/1/48	3,140	2,546
	Worcester MA GO	2.000%	2/1/49	3,200	2,575
	Worcester MA GO	2.125%	2/1/50	3,325	2,732
					2,603,805
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	337
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,055
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	801
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	300	320
					2,513
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	362	344
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	678	600
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,053	881
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,500	1,170
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,986	6,540
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	762	832
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	50	55
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	175	57
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,627	4,058
				14,653
Total Tax-Exempt Municipal Bonds (Cost $2,581,199)				2,620,971
Total Investments (99.0%) (Cost $2,581,199)				2,620,971
Other Assets and Liabilities—Net (1.0%)				25,728
Net Assets (100%)				2,646,699
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $35,624,000, representing 1.3% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $662,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	372	44,001	209

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(144)	(20,352)	(223)
Ultra Long U.S. Treasury Bond	June 2022	(60)	(11,156)	(140)
				(363)
				(154)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,620,971	—	2,620,971
Derivative Financial Instruments
Assets
Futures Contracts[1]	209	—	—	209
Liabilities
Futures Contracts[1]	363	—	—	363
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.